Document and Entity Information	0 Months Ended
May 07, 2015
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Entity Registrant Name	HARTFORD MUTUAL FUNDS II INC
Entity Central Index Key	0000049905
Amendment Flag	false
Document Creation Date	May 07, 2015
Document Effective Date	May 07, 2015
Prospectus Date	Mar. 01, 2015
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class A
Risk/Return:
Trading Symbol	HTNAX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class B
Risk/Return:
Trading Symbol	HTNBX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class C
Risk/Return:
Trading Symbol	HTNCX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class I
Risk/Return:
Trading Symbol	HTNIX
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class Y
Risk/Return:
Trading Symbol	HTNYX